Supplemental Cash Flow Information (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Supplemental Cash Flow Information
Schedule of supplemental cash flow information

	Six months ended June 30,
	2013	2012
	(in thousands)
Cash paid for interest	$6,594	$1,649
Cash paid for income taxes	$7	$—
Non-cash investing activity:
Receipt of MSRs created in loan sales activities	$94,214	$25,971

	Year ended December 31,
	2012	2011	2010
	(in thousands)
Cash paid for interest	$7,858	$858	$—
Non-cash investing activity:
Receipt of MSRs created in loan sales activities	$90,472	$8,253	$1,174
Non-cash financing activity:
Cancellation of stock subscription	$—	$61	$209
Stock subscription	$125	$1,709	$—
Contributions and concurrent distributions	$—	$14,968	$—
Contribution receivable	$—	$16,288	$—